Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Shares Issued	$ 455,548	$ 449,374
Common shares [Member]
Statement [Line Items]
Shares Issued	455,548	449,374
Preferred shares [Member]
Statement [Line Items]
Shares Issued	$ 0	$ 0